Annual Fund Operating Expenses	Jan. 28, 2026
NAA Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
NAA Allocation Fund | NAA Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.47%	[2]
NAA Allocation Fund | NAA Allocation Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	2.25%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	2.07%	[2]
NAA Allocation Fund | NAA Allocation Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	1.07%	[2]
NAA Allocation Fund | NAA Allocation Fund Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	1.32%	[2]
NAA Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.28%)	[3]
Net Expenses (as a percentage of Assets)	1.10%	[3]
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	1.85%	[3]
NAA Large Cap Value Fund | NAA Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	0.85%	[3]
NAA Large Core Fund | NAA Large Core Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.25%
NAA Large Core Fund | NAA Large Core Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.00%
NAA Large Core Fund | NAA Large Core Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.00%
NAA Mid Growth Fund | NAA Mid Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.52%
NAA Mid Growth Fund | NAA Mid Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	2.27%
NAA Mid Growth Fund | NAA Mid Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.27%
NAA Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
NAA Opportunity Fund | NAA Opportunity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%	[4]
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	1.71%	[5]
NAA Opportunity Fund | NAA Opportunity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.66%	[4]
Expenses (as a percentage of Assets)	2.56%
Fee Waiver or Reimbursement	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	2.46%	[5]
NAA Opportunity Fund | NAA Opportunity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%	[4]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	1.41%	[5]
NAA Risk Managed Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.70%	[6],[7]
Component2 Other Expenses	0.29%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	1.94%	[8]
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	1.00%
Component1 Other Expenses	0.70%	[6],[7]
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.96%
Expenses (as a percentage of Assets)	2.71%
Fee Waiver or Reimbursement	(0.07%)	[8]
Net Expenses (as a percentage of Assets)	2.64%	[8]
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.70%	[6],[7]
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.95%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.08%)	[8]
Net Expenses (as a percentage of Assets)	1.62%	[8]
NAA SMid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.09%)	[9]
Net Expenses (as a percentage of Assets)	1.15%	[9]
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	2.00%	[9]
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.07%)	[9]
Net Expenses (as a percentage of Assets)	0.92%	[9]
NAA World Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
NAA World Equity Income Fund | NAA World Equity Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.42%)	[10]
Net Expenses (as a percentage of Assets)	1.17%	[10]
NAA World Equity Income Fund | NAA World Equity Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.45%)	[10]
Net Expenses (as a percentage of Assets)	1.92%	[10]
NAA World Equity Income Fund | NAA World Equity Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.41%)	[10]
Net Expenses (as a percentage of Assets)	0.92%	[10]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.45%, Class C – 2.05%, Institutional Class – 1.05%, and Class P – 1.30%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[3]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.10%, Class C – 1.85%, and Institutional Class – 0.85%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[4]	The costs of investing in derivatives is an indirect expense that is not included in the above fee table or in the Example below. The total indirect cost of investing in derivatives is estimated to be 0.09% for the current fiscal year. Actual expenses may differ from this estimate.
[5]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.71%, Class C – 2.46%, and Institutional Class – 1.41%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[6]	Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to an anticipated change in implementation for the Fund’s short positions. The Fund expects to obtain short exposure to a greater extent through investments in short equity positions rather than through equity derivative instruments. The costs of investing in derivatives is an indirect expense that is not included in the above fee table or the Example below. The total indirect cost of investing in derivatives is estimated to be less than 0.03% for the current fiscal year. Actual expenses may differ from this estimate.
[7]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock and to record the payment as an expense.
[8]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.24%, Class C – 1.94%, and Institutional Class – 0.92%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[9]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.15%, Class C – 2.00%, and Institutional Class – 0.92%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[10]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until January 31, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A 1.17%, Class C – 1.92%, and Institutional Class – 0.92%. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.